Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 – Related Party Transactions

For the three months ended September 30, 2021:

On July 21, 2021, the Company issued a total of 3,000,000 stock option awards to the Company’s executive officers: 1,500,000 to its Chief Executive Officer, 750,000 to its Chief Financial Officer and 750,000 to its Chief Legal Officer. The options will expire on the ten-year anniversary of the grant date and will vest following the Company’s achievement of a total of $30 million of revenues over four consecutive quarters, as recorded under generally accepted accounting principles of the United States of America. The options have a strike price of $0.25 the amount was based on the price of the lowest investment amount offered to outside investors in 2021 and is higher than the closing price on the date they were granted.

On August 26, 2021, the Company issued 312,800 restricted shares of the Company’s Common Stock priced at $0.25, vesting immediately, in lieu of $78,200 of cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

During the three months ended September 30, 2021, the Company accrued dividends on its Series X Preferred Stock in the total amount of $15,141. Of this amount, a total of $2,000 was payable to officers and directors, $7,816 was payable to a related party shareholder, and $5,325 was payable to non-related parties.

For the nine months ended September 30, 2021:

On July 21, 2021, the Company issued a total of 3,000,000 stock option awards to the Company’s executive officers: 1,500,000 to its Chief Executive Officer, 750,000 to its Chief Financial Officer and 750,000 to its Chief Legal Officer. The options will expire on the ten-year anniversary of the grant date and will vest following the Company’s achievement of a total of $30 million of revenues over four consecutive quarters, as recorded under generally accepted accounting principles of the United States of America. The options have a strike price of $0.25 the amount was based on the price of the lowest investment amount offered to outside investors in 2021 and is higher than the closing price on the date they were granted.

On August 26, 2021, the Company issued 312,800 restricted shares of the Company’s Common Stock priced at $0.25, vesting immediately, in lieu of $78,200 of cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

During the nine months ended September 30, 2021, the Company accrued dividends on its Series X Preferred Stock in the total amount of $46,677. Of this amount, a total of $6,000 was payable to officers and directors, $23,444 was payable to a related party shareholder, and $17,233 was payable to non-related parties.

For the three months ended September 30, 2020:

On August 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $56,037, an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. During the nine months ended September 30, 2020, the amount of $11,595 was charged to operations in connection these options.

For the nine months ended September 30, 2020:

On February 27, 2020, the Company agreed to issue 1,000,000 ten-year options to its two non-management directors (a total of 2,000,000 options). These options have a fair value at issuance of $39,162 per director (a total of $78,324), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. During the three- months ended September 30, 2020, the amount of $3,264 was charged to operations in connection with each 1,000,000-option grant (a total of $6,528 for all 2,000,000 options).

On March 2, 2020, the Company agreed to issue 1,500,000 ten-year options to each of its Chief Executive Officer, its President, and a consultant (a total of 4,500,000 options). These options have a fair value at issuance of $58,743 per individual (a total of $176,229), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. Julie Smith, the Company’s President, Chief Operating Officer, and a Board member resigned effective September 30, 2020; the 1,500,000 options that the Company agreed to issue to Ms. Smith were cancelled, and no vesting of these options was recorded during the three months ended September 30, 2020. During the three months ended September 30, 2020, the amount of $4,896 was charged to operations in connection with each of the remaining 1,500,000 option grants (a total of $9,792 for all 3,000,000 remaining options).

On June 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $28,460, an exercise price of $0.03 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. During the nine months ended September 30, 2020, the amount of $9,487 was charged to operations in connection these options.

On August 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $56,037, an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. During the nine months ended September 30, 2020, the amount of $11,595 was charged to operations in connection these options.

During the nine months ended September 30, 2020, the Company charged the amount of $69,342 to operations in connection with the vesting of restricted Common Stock as follows: $27,196 for shares issued to management; $26,511 for shares issued to board members; and $15,635 related to shares issued to an employee. Julie Smith, our former President, Chief Operating Officer, and a Board member, resigned effective June 30, 2020; at the time of her resignation, a total of 1,000,000 shares of the Company’s Common Stock issued to Ms. Smith for compensation as a board member were vested, and remain outstanding; an additional 250,000 shares of Common Stock issued to Ms. Smith for compensation as an officer were vested, and also remain outstanding; 750,000 shares of Common Stock to be issued to Ms. Smith for compensation as an officer had not vested, and these shares were cancelled.

During the nine months ended September 30, 2020, the Company accrued dividends on its Series X Preferred stock in the total amount of $49,176. Of this amount, a total of $9,750 was payable to officers and directors, ,$23,443 was payable to a related party shareholder, and $15,983 was payable to non-related parties.

Note 5 – Related Party Transactions

For the year ended December 31, 2020:

On February 27, 2020, the Company agreed to issue 1,000,000 ten-year options to its two non-management directors (a total of 2,000,000 options). These options have a fair value at issuance of $39,162 per director (a total of $78,324), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10).

On March 2, 2020, the Company agreed to issue 1,500,000 ten-year options to each of its Chief Executive Officer, its President, and a consultant (a total of 4,500,000 options). These options had a fair value at issuance of $58,743 per individual (a total of $176,229), an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. Julie R. Smith, the Company’s former President, Chief Operating Officer, and a Board member resigned effective June 30, 2020; the 1,500,000 options that the Company agreed to issue to Ms. Smith were cancelled; a total of $1,632 was charged to operations representing the fair value of these options through Ms. Smith’s resignation date. On December 14, 2020, the exercise price of the 1,500,000 options granted to each of its Chief Executive Officer and a consultant was changed to $0.03 per share reflecting the market price at the time (see note 10).

On June 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $28,460, an exercise price of $0.03 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model.

On August 1, 2020, the Company agreed to issue 1,000,000 ten-year options to a non-management director. These options have a fair value of $56,037, an exercise price of $0.05 per share, and vest over a three-year period. The Company valued these options using the Black-Scholes valuation model. On December 14, 2020, the exercise price of these options was changed to $0.03 per share reflecting the market price at the time (see note 10). During the year ended December 31, 2020, the amount of $56,067 was charged to operations in connection these options.

On December 28, 2020, the Company agreed to issue 100,000 options with a fair value of $2,465 to each to its four non-management directors (a total of 400,000 options with a fair value of $9,860). These options have an exercise price of $0.03 per share and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $2,465 was charged to operations in connection with each of these options grants (a total of $9,860 for 400,000 options).

On December 28, 2020, the Company agreed to issue 1,000,000 options with a fair value of $24,645 to each to Chief Executive Officer and to a consultant (a total of 2,000,000 options with a fair value of $49,290). These options have an exercise price of $0.03 per share and vested upon issuance. The Company valued these options using the Black-Scholes valuation model. During the year ended December 31, 2020, the amount of $24,645 was charged to operations in connection with each of these options grants (a total of $49,290 for 2,000,000 options).

During the year ended December 31, 2020, the Company charged the amount of $67,623 to operations in connection with the vesting of restricted Common Stock as follows: $15,856 for shares issued to management; $32,614 for shares issued to Board members; and $7,135 related to shares issued to an employee. Julie R. Smith, our former President, Chief Operating Officer, and a Board member, resigned effective June 30, 2020; at the time of her resignation, a total of 1,000,000 shares of the Company’s Common Stock issued to Ms. Smith for compensation as a Board member were vested, and remain outstanding; an additional 250,000 shares of Common Stock issued to Ms. Smith for compensation as an officer were vested, and also remain outstanding; 750,000 shares of Common Stock to be issued to Ms. Smith for compensation as an officer had not vested, and these shares were cancelled. A total of $11,909 was charged to operations for the vesting of shares issued to Ms. Smith.

During the year ended December 31, 2020, the Company accrued dividends on its Series X Preferred Stock in the total amount of $65,568. Of this amount, a total of $8,000 was payable to officers and directors, $31,258 was payable to a related party shareholder, and $26,310 was payable to non-related parties.

On December 31, 2020, the Company issued 2,151,204 shares of Common Stock as payment for dividends accrued on its Series X Preferred Stock in the amount of $65,568. Of this amount, a total of 262,478 shares in the amount of $8,000 were issued to officers and directors; 1,025,514 shares in the amount of $31,528 were issued to a consultant; and 863,212 shares in the amount of $26,310 were issued to non-related parties.

For the year ended December 31, 2019:

On March 11, 2019, the Company issued 100,000 shares of Common Stock to its President as compensation. These shares were valued at the market price of the Company’s Common Stock on the date of the grant, and the amount of $8,740 was charged to operations during the year ended December 31, 2019.

On March 11, 2019, the Company issued 100,000 shares of Common Stock to a Board member as compensation These shares were valued at the market price of the Company’s Common Stock on the date of the grant, and the amount of $8,740 was charged to operations during the year ended December 31, 2019.

On July 29, 2019, the Company cancelled 300,000 shares of Common Stock previously issued to its former President. The par value of these shares in the amount of $3,000 was charged to paid-in capital during the year ended December 31, 2019.

On August 10, 2019, the Company issued 1,000,000 shares of Common Stock with a fair value of $60,000 to a Board member pursuant to a director advisory agreement. These shares were valued at the market price of the Company’s Common Stock on the date of the grant. The fair value of these shares will be recognized ratably over the vesting period; during the year ended December 31, 2019, the amount of $60,000 was charged to operations in connection with these shares.

On August 10, 2019, the Company issued 775,000 shares of Common Stock with a fair value of $46,500 to a Board member pursuant to a director advisory agreement. These shares were valued at the market price of the Company’s Common Stock on the date of the grant. The fair value of these shares will be recognized ratably over the vesting period; during the year ended December 31, 2019, the amount of $46,500 was charged to operations in connection with these shares.

On August 10, 2019, the Company issued 200,000 shares of Common Stock with a fair value of $12,000 to a Board member pursuant to a director advisory agreement. These shares were valued at the market price of the Company’s Common Stock on the date of the grant. The fair value of these shares will be recognized ratably over the vesting period; during the year ended December 31, 2019, the amount of $12,000 was charged to operations in connection with these shares.

During the year ended December 31, 2019, the Company recognized the amount of $16,085 each to its Chief Executive Office and its President and Chief Operating Officer in connection with the vested portion of Common Stock awards for their duties as Board members; in addition, the Company recognized the amount of $5,7133 each to its Chief Executive Office and its President and Chief Operating Officer in connection with the vested portion of Common Stock awards for their duties as Executives.

On December 31, 2019, the Company issued a total of 26,227 shares of Series X Preferred Stock in settlement of various liabilities. All of the entities who received these shares were related parties, either because they were officer and or directors, or because the voting rights attached to these shares created a related party relationship.

The shares of Series X Preferred Stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director, COO and President (c) (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)

(a) Amount consists of accounts payable for consulting services of $174,813, and principal plus interest due on notes payable in the amount of $137,759.

(b) Amount consists of $71,279 in legal fees due and $9,721 in prepaid legal fees.

(c) Ms. Smith resigned effective July 1, 2020.